23. Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDebenturesLineItems [Line Items]
Debentures	R$ 7,518,131	R$ 6,070,978	R$ 4,790,809
Debentures, current	2,184,881	1,632,062
Debentures, noncurent	R$ 5,333,250	4,438,916
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(1) 5th
Company	Copel
Issue date	May 13, 2014
Number of installments	3
Initial maturity	May 13, 2017
Final maturity	May 13, 2019
Annual rate p.y. (interest + commission)	111.5% of DI
Principal	R$ 1,000,000
Debentures	R$ 336,139	672,537
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(2) 6th
Company	Copel
Issue date	Jun. 28, 2017
Number of installments	1
Final maturity	Jun. 28, 2019
Annual rate p.y. (interest + commission)	117.0% of DI
Principal	R$ 520,000
Debentures	R$ 585,540	542,944
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(3) 7th
Company	Copel
Issue date	Jan. 19, 2018
Number of installments	2
Initial maturity	Jan. 19, 2020
Final maturity	Jan. 19, 2021
Annual rate p.y. (interest + commission)	119.0% of DI
Principal	R$ 600,000
Debentures	R$ 616,401	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(4) 1st
Company	Copel GeT
Issue date	May 15, 2015
Number of installments	3
Initial maturity	May 15, 2018
Final maturity	May 15, 2020
Annual rate p.y. (interest + commission)	113.0% of DI
Principal	R$ 1,000,000
Debentures	R$ 695,328	1,059,822
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(5) 2nd
Company	Copel GeT
Issue date	Jul. 13, 2016
Number of installments	2
Initial maturity	Jul. 13, 2018
Final maturity	Jul. 13, 2019
Annual rate p.y. (interest + commission)	121.0% of DI
Principal	R$ 1,000,000
Debentures	R$ 514,993	1,037,570
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(6) 3rd
Company	Copel GeT
Issue date	Oct. 20, 2017
Number of installments	3
Initial maturity	Oct. 20, 2020
Final maturity	Oct. 20, 2022
Annual rate p.y. (interest + commission)	126.0% of DI
Principal	R$ 1,000,000
Debentures	R$ 1,003,715	999,442
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(7) 4th
Company	Copel GeT
Issue date	Jul. 23, 2018
Number of installments	3
Initial maturity	Jul. 23, 2021
Final maturity	Jul. 23, 2023
Annual rate p.y. (interest + commission)	126.0% of DI
Principal	R$ 1,000,000
Debentures	R$ 1,017,858	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(8) 5th
Company	Copel GeT
Issue date	Sep. 25, 2018
Number of installments	5
Initial maturity	Sep. 15, 2021
Final maturity	Sep. 15, 2025
Annual rate p.y. (interest + commission)	IPCA + 7.6475%
Principal	R$ 290,000
Debentures	R$ 286,199	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(9) 2nd
Company	Copel DIS
Issue date	Oct. 27, 2016
Number of installments	2
Initial maturity	Oct. 27, 2018
Final maturity	Oct. 27, 2019
Annual rate p.y. (interest + commission)	124.0% of DI
Principal	R$ 500,000
Debentures	R$ 250,943	502,179
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(10) 3rd
Company	Copel DIS
Issue date	Oct. 20, 2017
Number of installments	2
Initial maturity	Oct. 20, 2021
Final maturity	Oct. 20, 2022
Annual rate p.y. (interest + commission)	126.0% of DI
Principal	R$ 500,000
Debentures	R$ 502,640	501,810
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(11) 4th
Company	Copel DIS
Issue date	Sep. 27, 2018
Number of installments	3
Initial maturity	Sep. 27, 2021
Final maturity	Sep. 27, 2023
Annual rate p.y. (interest + commission)	DI + spread 2.70%
Principal	R$ 1,000,000
Debentures	R$ 1,003,524	0
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(12) 1st
Company	Copel TEL
Issue date	Oct. 15, 2015
Number of installments	5
Initial maturity	Oct. 15, 2020
Final maturity	Oct. 15, 2024
Annual rate p.y. (interest + commission)	IPCA + 7.9633%
Principal	R$ 160,000
Debentures	R$ 186,783	184,506
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(13) 2nd
Company	Copel TEL
Issue date	Jul. 15, 2017
Number of installments	1
Final maturity	Jul. 15, 2022
Annual rate p.y. (interest + commission)	IPCA + 5.4329%
Principal	R$ 220,000
Debentures	R$ 232,131	215,675
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(14) 2nd
Company	(a)
Issue date	Mar. 24, 2016
Number of installments	192
Initial maturity	Aug. 15, 2016
Final maturity	Jul. 15, 2032
Annual rate p.y. (interest + commission)	TJLP + 2.02%
Principal	R$ 147,575
Debentures	R$ 128,243	135,662
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(15) 2nd
Company	(a)
Issue date	Mar. 24, 2016
Number of installments	192
Initial maturity	Aug. 15, 2016
Final maturity	Jul. 15, 2032
Annual rate p.y. (interest + commission)	IPCA + 9.87%
Principal	R$ 153,258
Debentures	R$ 140,043	145,786
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(16) 2nd
Company	Elejor
Issue date	Sep. 26, 2013
Number of installments	60
Initial maturity	Oct. 26, 2013
Final maturity	Sep. 26, 2018
Annual rate p.y. (interest + commission)	DI + Spread 1.00%
Principal	R$ 203,000
Debentures	R$ 0	30,370
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(17) 1st
Company	Compagás
Issue date	Dec. 16, 2013
Number of installments	40
Initial maturity	Sep. 15, 2015
Final maturity	Dec. 15, 2018
Annual rate p.y. (interest + commission)	TJLP+1.7% p.y.+1.0%
Principal	R$ 66,626
Debentures	R$ 0	19,214
Debenture
DisclosureOfDebenturesLineItems [Line Items]
Issue	(18) 2nd
Company	Compagás
Issue date	Apr. 15, 2016
Number of installments	54
Initial maturity	Jul. 15, 2017
Final maturity	Dec. 15, 2021
Annual rate p.y. (interest + commission)	TJLP/Selic + 2.17%
Principal	R$ 33,620
Debentures	R$ 17,651	R$ 23,461